SHAREHOLDERS' DEFICIT - Public warrants (Details)	Jun. 30, 2026 Y $ / shares	Dec. 31, 2025 USD ($) $ / shares Y	Nov. 30, 2025 $ / shares	Sep. 05, 2025 USD ($) $ / shares Y	Dec. 31, 2024 USD ($)
Common share capital
Warrant liability | $		$ 1,067,000			$ 10,000
Share price
Common share capital
Warrants, measurement input	1.65	1.28	0.95
Expected volatility
Common share capital
Warrants, measurement input	120	135	1.18
Expected term (years)
Common share capital
Warrants, measurement input | Y	2.4	2.9
Risk-free interest rate
Common share capital
Warrants, measurement input	4.06	3.49	0.03
Public Warrants | Spring Valley Acquisition III
Common share capital
Warrant liability | $				$ 1,855,333
Fair value per warrant				$ 0.24
Warrants and Rights Outstanding, Valuation Technique [Extensible Enumeration]				us-gaap:MonteCarloModelMember
Public Warrants | Share price | Spring Valley Acquisition III
Common share capital
Warrants, measurement input				9.92
Public Warrants | Exercise price | Spring Valley Acquisition III
Common share capital
Warrants, measurement input				11.5
Public Warrants | Expected volatility | Spring Valley Acquisition III
Common share capital
Warrants, measurement input				0.04
Public Warrants | Expected term (years) | Spring Valley Acquisition III
Common share capital
Warrants, measurement input | Y				7.01
Public Warrants | Risk-free interest rate | Spring Valley Acquisition III
Common share capital
Warrants, measurement input				0.0373
Public Warrants | Black-Scholes value | Spring Valley Acquisition III
Common share capital
Warrants, measurement input				1.14
Public Warrants | Pre-adjusted value per share | Spring Valley Acquisition III
Common share capital
Warrants, measurement input				1.14
Public Warrants | Implied market value adjustment | Spring Valley Acquisition III
Common share capital
Warrants, measurement input				0.212